Equity-method investees - Summary of Reconciliation of Fair Value of Retained Interest in Joint Venture at the Date of Loss of Control with Carrying Amount in Consolidated Statement of Financial Position (Detail) - EUR (€)
€ in Thousands
		5 Months Ended	12 Months Ended
	Jul. 27, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures [Line Items]
Profit / (loss) for the period			€ (24,678)	€ (33,370)	€ 33,289
Owners of the Company			(24,678)	(33,370)	33,289
Dividends received			(2,335)
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Fair value at the date of loss of control		€ 48,024			48,024
Profit / (loss) for the period		311	1,873	1,684	311
Amortisation		(216)	(519)	(519)	(216)
Reversal of deferred tax liabilities		54	130	130	54
Group’s share of profit/(loss) for the year, net of equity method adjustments		(295)	1,455	992	(295)
Group’s share of other comprehensive income		(246)	(365)	111	(246)
Carrying amount as at December 31, 2018		40,133	39,991	41,236	40,133
Owners of the Company		€ 311	1,873	1,684	311
Dividends received			(2,335)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member]
Disclosure Of Joint Ventures [Line Items]
Elimination of intercompany profit	€ 7,350
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member]
Disclosure Of Joint Ventures [Line Items]
Elimination of intercompany profit					(7,350)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member] | Reportable legal entities [member]
Disclosure Of Joint Ventures [Line Items]
Amortisation			367	368	153
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member] | Reportable legal entities [member] | Inventories [member]
Disclosure Of Joint Ventures [Line Items]
Elimination of intercompany profit			€ (396)	€ (671)	€ (597)